Other Income (Tables)	12 Months Ended
Mar. 31, 2025
Other Income [Abstract]
Schedule of Other Income
	2025	2024	2023
Government grants	$-	$2,052	$95,932
Others	1,466	1,986	297
Total	$1,466	$4,038	$96,229